Nature of operations and summary of significant accounting policies (Gas Balancing) (Detail) - Predecessor $ in Thousands	Dec. 31, 2016 USD ($) MMcf	Dec. 31, 2015 USD ($) MMcf
Oil And Gas In Process Activities [Line Items]
Gas balancing payable | $	$ 1,405	$ 1,303
Under Production
Oil And Gas In Process Activities [Line Items]
Gas balancing volume (in MMcf)	0	0
Over Production
Oil And Gas In Process Activities [Line Items]
Gas balancing volume (in MMcf)	1,218	1,253